Stock Award Plans (Tables)	12 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Summary of option activity
A summary of stock option activity and changes during the year are as follows.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2018	51,060	$15.25	2	$855
Granted	356,343	28.16
Exercised	(22,975)	12.99
Forfeited	(64,141)	27.96
Outstanding at September 30, 2019	320,287	$27.21	8	$3,136
Exercisable at at September 30, 2019	27,620	$17.17	1.4	$547

Schedule of miscellaneous information related to stock options
The table below presents other information regarding stock options.

Year ended September 30,	2019	2018	2017
	(In thousands, except grant date fair value per stock option)
Compensation cost for stock options	$521	$—	$—
Weighted average grant date fair value per stock option	5.21	3.15	3.06
Total intrinsic value of options exercised	414	908	2,605
Grant date fair value of options exercised	51	285	1,328
Cash received from option exercises	298	1,338	7,238

Summary of nonvested activity
The following is a summary of activity related to unvested stock options.

Year ended September 30,	2019		2018		2017
Non-vested Stock Options	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	—	$—	—	$—	—	$—
Granted	356,343	5.33	—	—	—	—
Vested	—	—	—	—	—	—
Forfeited	(63,176)	5.33	—	—	—	—
Outstanding at end of period	293,167	$5.33	—	$—	—	$—

The following table summarizes information about unvested restricted stock activity.

Year ended September 30,	2019		2018		2017
Non-vested Restricted Stock	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value
Outstanding at beginning of period	460,999	$22.52	466,681	$18.56	490,363	$16.00
Granted	249,272	21.41	205,100	$26.11	238,450	18.89
Vested	(159,103)	26.09	(198,620)	16.65	(116,878)	20.95
Forfeited	(115,330)	10.61	(12,162)	27.00	(145,254)	8.56
Outstanding at end of period	435,838	$23.73	460,999	$22.52	466,681	$18.56